Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Financial Information

The estimated acquirees’ pre-acquisition results have been added to APUC’s historical results, and the totals have been adjusted for the pro forma effects of acquisition-related costs, interest expense related to the financing of the business combinations, and related income taxes.

Pro forma	2012	2011
Total revenue	$521,538	$574,618
Net earnings attributable to APUC	22,584	33,328
Basic net earnings per share	0.14	0.23
Diluted net earnings per share	0.14	0.23

Contribution US Wind Farms to Company Results	The contribution of the U.S. wind farms to the Company’s results in 2012 was as follows:

	Revenue	Net earnings/(Loss)
Sandy Ridge	$2,132	$(353)
Senate	1,179	50
Minonk	785	(146)

	$4,096	$(449)

Impact on Company Balance Sheet

The impact on the Company’s Consolidated Balance Sheet was as follows:

Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)	$33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI	1,397
Accumulated deficit	3,633

Exercise of subscription receipts	$38,756

Granite State and Energy North
Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

	Granite State	EnergyNorth	Total
Cash	$395	$—	$395
Restricted cash	3,314	—	3,314
Working capital	1,778	25,255	27,033
Property, plant and equipment	86,935	256,305	343,240
Regulatory assets	32,068	87,203	119,271
Deferred financing	31	—	31
Other assets	172	83	255
Goodwill	—	27,580	27,580
Customer deposits	(661)	(962)	(1,623)
Long-term debt	(15,187)	—	(15,187)
Other long-term liabilities	(1,193)	(4,493)	(5,686)
Advances in aid of construction	—	(86)	(86)
Derivative liabilities	—	(2,601)	(2,601)
Regulatory liabilities	(5,494)	(27,572)	(33,066)
Pension and OPEB	(19,108)	(29,197)	(48,305)
Environmental obligation	—	(54,431)	(54,431)
Deferred income tax liabilities, net	—	(60,633)	(60,633)

	$83,050	$216,451	$299,501
Less: Cash acquired	(395)	—	(395)

Total net assets acquired	$82,655	$216,451	$299,106

Midwest Gas Utilities
Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Working capital and restricted cash	$7,130
Property, plant and equipment	123,631
Regulatory assets	146
Deferred income tax assets, net	9,215
Goodwill	25,162
Current portion of long-term liabilities	(1,841)
Current portion of derivative liabilities	(547)
Advances in aid of construction	(276)
Regulatory liabilities	(28,581)
Pension and OPEB	(5,149)

Total net assets acquired	$128,890

U.S. wind farms
Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the assets acquired and liabilities assumed at the acquisition dates. The equity interests show APCo’s total interest of 60% to reflect the nature of the transaction:

	Sandy Ridge	Senate	Minonk	Total
Cash	$1,365	$5,336	$16,528	$23,229
Property, plant and equipment	87,278	287,111	380,744	755,133
Derivative asset (liability)	1,655	(8,639)	3,736	(3,248)
Working capital	(1,365)	(5,336)	(16,528)	(23,229)
Asset retirement obligation	(1,662)	(1,697)	(2,262)	(5,621)

Total net assets acquired	$87,271	$276,775	$382,218	$746,264

Equity interests:
APCo Class B membership interest	$35,169	$88,748	$145,151	$269,068
Additional paid in capital	192	919	1,250	2,361
Noncontrolling interests:
Class A members	28,211	127,590	137,703	293,504
Class B members	23,699	59,518	98,114	181,331

	$87,271	$276,775	$382,218	$746,264